Pzena Mid Cap Value Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Basic Materials - 7.3%
Dow, Inc.	108,414	$4,792,983
FMC Corp.	46,641	2,756,017
Olin Corp.	83,923	3,574,280
		11,123,280

Consumer Discretionary - 21.0%
Advance Auto Parts, Inc.	94,025	3,887,934
Charter Communications, Inc - Class A (a)	13,593	5,395,945
Delta Air Lines, Inc.	75,729	4,833,025
Dollar General Corp.	54,851	4,238,337
Lear Corp.	49,147	4,808,542
Magna International, Inc.	85,391	3,854,550
Newell Brands, Inc.	266,306	2,553,874
PVH Corp.	22,915	2,483,299
		32,055,506

Consumer Staples - 2.7%
Tyson Foods, Inc. - Class A	64,047	4,131,032

Energy - 1.5%
NOV, Inc.	146,001	2,338,936

Financials - 20.6%
CNO Financial Group, Inc.	95,554	3,812,605
Comerica, Inc.	27,060	1,955,085
Corebridge Financial, Inc.	129,021	4,176,410
Equitable Holdings, Inc.	83,348	4,019,874
Fifth Third Bancorp	99,320	4,773,319
Globe Life, Inc.	39,556	4,400,209
KeyCorp	105,047	2,046,316
MetLife, Inc.	26,474	2,335,801
Voya Financial, Inc.	47,312	3,926,896
		31,446,515

Health Care - 15.8%
Baxter International, Inc.	151,269	5,099,278
Fresenius Medical Care AG & Co. KGaA - ADR	178,797	3,937,110
Henry Schein, Inc. (a)	47,888	3,689,770
Humana, Inc.	19,004	5,632,406
Universal Health Services, Inc. - Class B	27,781	5,695,105
		24,053,669

Industrials - 13.8%
Capital One Financial Corp.	23,524	4,516,843
CH Robinson Worldwide, Inc.	41,395	4,370,484
Global Payments, Inc.	42,248	5,025,822
JELD-WEN Holding, Inc. (a)	244,811	2,665,992
Robert Half, Inc.	59,502	4,439,444
		21,018,585

Materials - 0.8%
Huntsman Corp.	61,361	1,201,448

Technology - 13.4%
Avnet, Inc.	78,704	4,305,896
Cognizant Technology Solutions Corp. - Class A	46,993	3,782,466
Concentrix Corp.	70,148	3,153,153
Skyworks Solutions, Inc.	25,428	2,227,238
SS&C Technologies Holdings, Inc.	50,611	3,914,255
TE Connectivity, Ltd.	19,843	2,998,674
		20,381,682

Utilities - 1.9%
Edison International	34,042	2,987,186
TOTAL COMMON STOCKS (Cost $132,592,375)		150,737,839

SHORT-TERM INVESTMENT - 0.9%
Money Market Fund - 0.9%
First American Government Obligations Fund - Class X, 4.56% (b)	1,330,716	1,330,716
TOTAL SHORT-TERM INVESTMENT (Cost $1,330,716)		1,330,716

TOTAL INVESTMENTS - 99.7% (Cost $133,923,091)		152,068,555
Other Assets in Excess of Liabilities - 0.3%		422,637
TOTAL NET ASSETS - 100.0%		$152,491,192
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft auf Aktien

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Pzena Mid Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$150,737,839	$–	$–	$150,737,839
Money Market Fund	1,330,716	–	–	1,330,716
Total Investments	$152,068,555	$–	$–	$152,068,555

Refer to the Schedule of Investments for further disaggregation of investment categories.